Shareholder's Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended
	Jan. 14, 2021	Feb. 28, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Ordinary shares issued, value				$ 497
Ordinary shares issued, shares		6,947,272
Gross proceeds from sale of ordinary shares		$ 12,300	$ 1,598
Repayment of ordinary shares with interest		3,500
Redeemable securities			$ 1,598
Identified Buyer [Member]
Repayment of ordinary shares with interest		$ 1,900
Aspire Capital Fund, LLC [Member]
Ordinary shares issued, shares		800,000
At-The-Market [Member]
Ordinary shares issued, shares		1,285,366
Warrants [Member]
Ordinary shares issued, value
Ordinary shares issued, shares		4,861,906
NIS [Member]
Ordinary shares, par value			$ 0.01		$ 0.01
Share Purchase Agreement [Member]
Ordinary shares issued, value	$ 20,000
Share Purchase Agreement [Member] | NIS [Member]
Ordinary shares, par value	$ 0.01